Cash and cash equivalents	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Cash and cash equivalents
35	Cash and cash equivalents

(a)	Cash and cash equivalents comprise:

	2017 RMB million	2016 RMB million
Deposits in banks and other financial institutions	—	26
Cash at bank and other financial institutions and on hand	6,826	4,126

Cash and cash equivalents in the consolidated statements of financial position	6,826	4,152

As at December 31, 2017, the fair value of cash and cash equivalents approximates its carrying amount.

The carrying amounts of the Group’s cash and cash equivalents are denominated in the following currencies:

	2017 RMB million	2016 RMB million
RMB	4,377	3,494
USD	2,038	472
EURO	71	31
JPY	27	15
HKD	123	13
Others	190	127

	6,826	4,152

(b)	Reconciliation of profit before income tax to cash generated from operating activities:

	Note	2017 RMB million	2016 RMB million	2015 RMB million
Profit before income tax		8,874	7,661	6,118
Depreciation charges	13	12,963	12,418	11,766
Other amortisation	13	360	332	227
Amortisation of deferred benefits and gains	13	(161)	(131)	(148)
Impairment losses on property, plant, equipment	20	324	71	90
Share of associates’ results	25	(431)	(509)	(460)
Share of joint ventures’ results	26	(99)	(102)	(108)
Gain on disposal of property, plant and equipment and construction in progress	15	(989)	(557)	(312)
Gain on deemed disposal of equity interest in a subsidiary		—	(90)	—
Fair value movement of derivative financial instruments	29	64	—	—
Remeasurement of the originally held equity interests in a joint venture	24(iv)	(109)	—	—
Interest income		(89)	(89)	(253)
Interest expense	16	2,747	2,465	2,188
Dividend income from other investments in equity securities and available-for-sale financial assets	27 & 28	(18)	(14)	(13)
Exchange (gain)/losses, net		(642)	3,368	5,516
(Increase)/decrease in inventories		(34)	18	55
Decrease/(increase) in trade receivables		314	(409)	103
(Increase)/decrease in other receivables		(1,840)	637	418
Decrease/(increase) in prepaid expenses and other current assets		81	(224)	(184)
Increase/(decrease) in net amounts due to related companies		15	186	(153)
Increase/(decrease) in trade payables		222	(597)	843
(Decrease)/increase in sales in advance of carriage		(567)	1,289	1,030
Increase in accrued expenses		223	2,066	695
Increase/(decrease) in other liabilities		762	(186)	(277)
Increase/(decrease) in deferred revenue		430	86	(75)
Increase in provision for major overhauls		719	194	630
Decrease in provision for early retirement benefits		(3)	(7)	(20)
Increase/(decrease) in deferred benefits and gains		362	(195)	181

Cash generated from operating activities		23,478	27,681	27,857

(c)	Reconciliation of liabilities arising from financing activities

	Bank loans and other borrowings	Obligations under finance leases	Interest rate swaps held to hedge borrowings (assets)	Cross currency swaps	Total
	RMB million	RMB million	RMB million	RMB million	RMB million
	(Note 37)	(Note 38)	(Note 29)	(Note 29)
At January 1, 2017	45,504	62,222	(21)	—	107,705
Changes from financing cash flows:
Proceeds from bank borrowings	42,854	—	—	—	42,854
Proceeds from ultra-short-term financing bills	1,000	—	—	—	1,000
Repayment of bank borrowings	(18,311)	—	—	—	(18,311)
Repayment of ultra-short-term financing bills	(22,986)	—	—	—	(22,986)
Repayment of principal under finance lease obligations	—	(9,835)	—	—	(9,835)

Total changes from financing cash flows	2,557	(9,835)	—	—	(7,278)

Exchange adjustments	(116)	(1,746)	—	—	(1,862)
Changes in fair value	—	—	(25)	64	39
Other changes:
Acquisitions through business combinations (Note 24(iv))	342	—	—	—	342
Additions of obligations under finance leases (Note 52)	—	17,283	—	—	17,283

Total other changes	342	17,283	—	—	17,625

At December 31, 2017	48,287	67,924	(46)	64	116,229